UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07377
Morgan Stanley Capital Opportunities Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: November 30, 2009
Date of reporting period: February 28, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Capital Opportunities Trust
Portfolio of Investments February 28, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.3%)
	Air Freight/Couriers (3.2%)
241,447	Expeditors International of Washington, Inc.	$6,651,865

	Biotechnology (7.7%)
275,943	Illumina, Inc. (a)	8,645,294
151,466	Techne Corp. (a)	7,399,114

		16,044,408

	Casino/Gaming (1.6%)
158,300	Wynn Resorts, Ltd. (a)	3,316,385

	Chemicals: Agricultural (7.6%)
206,363	Monsanto Co.	15,739,306

	Computer Processing Hardware (5.0%)
116,114	Apple Inc. (a)	10,370,141

	Construction Materials (0.7%)
278,936	Cemex SAB de C.V. (ADR) (Mexico) (a)	1,503,465

	Electric Utilities (1.8%)
311,186	Brookfield Infrastructure LP	3,615,981

	Finance/Rental/Leasing (7.8%)
69,428	Mastercard Inc. Class A (a)	10,971,707
498,185	Redecard SA (Brazil)	5,187,257

		16,158,964

	Financial Conglomerates (6.1%)
579,520	Brookfield Asset Management Inc. (Class A) (Canada)	7,759,773
332,747	Leucadia National Corp. (a)	4,868,089

		12,627,862

	Financial Publishing/Services (1.7%)
129,174	Morningstar, Inc. (a)	3,603,955

	Home Building (0.5%)
111,904	Gafisa S.A. (ADR) (Brazil)	924,327

	Internet Retail (10.0%)
262,055	Amazon.com, Inc. (a)	16,978,543
192,405	Ctrip.com International Ltd. (ADR) (Cayman Islands)	3,848,100

		20,826,643

	Internet Software/Services (13.2%)
33,620	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	4,986,518
45,404	Google Inc. (Class A) (a)	15,346,098
1,240,800	Tencent Holdings Ltd. (Cayman Islands) (b)	7,070,012

		27,402,628

	Investment Banks/Brokers (8.7%)
1,119,471	BM&F BOVESPA SA (Brazil) (a)	2,818,105
20,488	CME Group Inc.	3,737,011
178,781	Greenhill & Co., Inc.	11,549,253

		18,104,369

	Miscellaneous Commercial Services (3.6%)
128,478	Corporate Executive Board Co. (The)	1,927,170
218,712	Costar Group, Inc. (a)	5,577,156

		7,504,326

	Oil & Gas Production (11.0%)
427,518	Southwestern Energy Co. (a)	12,299,693
296,083	Ultra Petroleum Corp. (Canada) (a)	10,404,357

		22,704,050

	Telecommunication Equipment (2.0%)
104,432	Research In Motion Ltd. (Canada) (a)	4,171,014

	Wholesale Distributors (3.2%)

NUMBER OF
SHARES		VALUE
3,028,465	Li & Fung Ltd. (Hong Kong) (b)	6,629,246

	Wireless Telecommunications (1.9%)
155,452	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	3,960,917

	TOTAL COMMON STOCKS (Cost $291,212,414)	201,859,852

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (2.9%)
	Investment Company (c)
5,960	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $5,959,585)		5,959,585

	TOTAL INVESTMENTS (Cost $297,171,999) (d)	100.2%	207,819,437
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(396,299)

	NET ASSETS	100.0%	$207,423,138

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Securities with a total market value of $13,699,258 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(c)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Capital Opportunities Trust
Notes to the Portfolio of Investments
FAS 157
2/28/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective December 1, 2007. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at February 28, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$207,819,437	$194,120,179	$13,699,258	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Capital Opportunities Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 16, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 16, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 16, 2009

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